Schedule of movements of allowance for doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Credit Loss [Abstract]
Allowance for doubtful accounts, beginning balance	$ 108,714	$ 143,426	$ 143,426
Addition	106,962	141,116
Allowance for doubtful accounts, ending balance	$ 215,676	$ 284,542	$ 143,426